Statement of Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues	$ 340,907	$ 377,989	$ 407,740
Cost of revenues	164,232	178,292	193,842
Selling, general and administrative	130,777	132,997	149,245
Depreciation and amortization	36,382	39,508	43,938
Total operating expenses	331,391	350,797	387,025
Income from operations	9,516	27,192	20,715
Restructuring Costs	(8,415)	0	0
Interest expense	(35,200)	(38,302)	(38,379)
Interest income	50	70	73
Other income	0	183	0
Loss before provision for income taxes	(34,049)	(10,857)	(17,591)
Provision for income taxes	(1,224)	(1,347)	(1,288)
Net loss	$ (35,273)	$ (12,204)	$ (18,879)